Retirement Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans Textual [Abstract]
Noncontributory benefit pension plans covering active employees	13.00%
Recognized pre - tax losses related to pension plan	$ 5,900,000
Other postretirement benefit plan unrecognized amounts	0
Curtailment loss	700,000
Amount expensed	4,700,000	5,100,000	4,500,000
Other Postretirement Benefit Plan [Member]
Retirement Plans Textual [Abstract]
Expected contribution to be made by CTS	300,000
Foreign Pension Plans [Member]
Retirement Plans Textual [Abstract]
Expected contribution to be made by CTS	7,100,000
United States Pension Plan of US Entity, Defined Benefit [Member]
Retirement Plans Textual [Abstract]
Expected contribution to be made by CTS	$ 4,800,000